Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2014

Collection Period	30-Apr-14	30/360 Days	30	Collection Period Start	1-Apr-14
Distribution Date	15-May-14	Actual/360 Days	30	Collection Period End	30-Apr-14
				Prior Month Settlement Date	15-Apr-14
				Current Month Settlement Date	15-May-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,067,817,831.09	992,590,864.42	956,805,014.47	0.918533
Yield Supplement Overcollaterization		26,151,160.13	23,788,751.07	22,630,305.89
Total Adjusted Portfolio		1,041,666,670.96	968,802,113.35	934,174,708.58
Total Adjusted Securities		1,041,666,670.96	968,802,113.35	934,174,708.58	0.896808
Class A-1 Notes	0.19000%	219,000,000.00	146,135,442.39	111,508,037.62	0.509169
Class A-2 Notes	0.42000%	330,000,000.00	330,000,000.00	330,000,000.00	1.000000
Class A-3 Notes	0.72000%	351,000,000.00	351,000,000.00	351,000,000.00	1.000000
Class A-4 Notes	1.34000%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Certificates	0.00000%	41,666,670.96	41,666,670.96	41,666,670.96	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	34,627,404.77	23,138.11	158.1160035	0.1056535
Class A-2 Notes	0.00	115,500.00	-	0.3500000
Class A-3 Notes	0.00	210,600.00	-	0.6000000
Class A-4 Notes	0.00	111,666.67	-	1.1166667
Certificates	0.00	0.00	-	-
Total Securities	34,627,404.77	460,904.78

I. COLLECTIONS

Interest:
Interest Collections		2,564,587.18
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,564,587.18

Principal:
Principal Collections		35,561,187.57
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		35,561,187.57

Recoveries of Defaulted Receivables		122,292.65
Servicer Advances		181,991.76

Total Collections		38,430,059.16

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	49,494	968,802,113.35
Total Principal Payment		34,627,404.77
	48,622	934,174,708.58

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2014

III. DISTRIBUTIONS

Total Collections	38,430,059.16
Reserve Account Draw	0.00
Total Available for Distribution	38,430,059.16

1. Reimbursement of Advance	156,121.11

2. Servicing Fee:
Servicing Fee Due	827,159.05
Servicing Fee Paid	827,159.05
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	23,138.11

Class A-1 Notes Monthly Interest Paid	23,138.11
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	115,500.00

Class A-2 Notes Monthly Interest Paid	115,500.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	210,600.00

Class A-3 Notes Monthly Interest Paid	210,600.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	111,666.67

Class A-4 Notes Monthly Interest Paid	111,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	460,904.78
Total Note Monthly Interest Paid	460,904.78
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	36,985,874.22

4. Total Monthly Principal Paid on the Notes	34,627,404.77

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	34,627,404.77
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,358,469.45
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,358,469.45

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.67
Beginning Reserve Account Balance	2,604,166.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.67

Required Reserve Account Amount for Next Period	2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon	3.13%
Weighted Average Remaining Maturity	53.07

Principal Recoveries of Defaulted Receivables	122,292.65
Principal on Defaulted Receivables	224,662.38
Pool Balance at Beginning of Collection Period	992,590,864.42
Net Loss Ratio	0.12%

Net Loss Ratio for Second Preceding Collection Period	0.15%
Net Loss Ratio for Preceding Collection Period	0.39%
Net Loss Ratio for Current Collection Period	0.12%
Average Net Loss Ratio	0.22%

Cumulative Net Losses for all Periods	574,986.02

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-A OWNER TRUST
Monthly Servicer's Certificate
for the month of April 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,481,611.50	141
61-90 Days Delinquent	502,175.99	27
91-120 Days Delinquent	115,154.76	6
Total Delinquent Receivables:	3,098,942.25	174
61+ Days Delinquencies as Percentage of Receivables	0.06%	0.07%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.03%
Delinquency Ratio for Current Collection Period		0.07%
Average Delinquency Ratio		0.03%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO